Stock Plans - Cash settled awards (Details) (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	95		102		95
Liability outstanding	291		264
Fair value of awards vested during the year	71		83		38
Unrecognized compensation cost on nonvested awards at end of period	36
Assumptions [Abstract]
Entity's closing stock price at end of period	90.33
Valuation method used in calculating compensation cost	Black-Scholes option-pricing model
Restricted Stock Units (RSUs) [Member]
Assumptions [Abstract]
Valuation method used in calculating compensation cost	lattice-based valuation model
Restricted Stock Units (RSUs) [Member] | Granted Year 2012 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	24	[1]
Liability outstanding	24	[1]
Fair value per unit	67.90	[1]
Fair value of awards vested during the year	0	[1]
Unrecognized compensation cost on nonvested awards at end of period	21	[1]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	2.0	[1]
Assumptions [Abstract]
Entity's closing stock price at end of period	90.33	[1],[2]
Expected stock price volatility	16.00%	[1],[2],[3]
Expected term (years)	2 years
Risk-free interest rate	1.13%	[1],[2],[4]
Dividend rate per share (in dollars per share)	1.50	[1],[2],[5]
Restricted Stock Units (RSUs) [Member] | Granted Year 2011 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	26	[1]	19	[1]
Liability outstanding	45	[1]	19	[1]
Fair value per unit	88.05	[1]
Fair value of awards vested during the year	0	[1]	0	[1]
Unrecognized compensation cost on nonvested awards at end of period	14	[1]
Remaining recognition period for unrecognized compensation cost on nonvested awards at end of period (years)	1.0	[1]
Assumptions [Abstract]
Entity's closing stock price at end of period	90.33	[1],[2]
Expected stock price volatility	13.00%	[1],[2],[3]
Expected term (years)	1 year
Risk-free interest rate	1.09%	[1],[2],[4]
Dividend rate per share (in dollars per share)	1.50	[1],[2],[5]
Restricted Stock Units (RSUs) [Member] | Granted Year 2010 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	26	[1]	27	[1]	17	[1]
Liability outstanding	70	[1]	44	[1]
Fair value per unit	90.33	[1]
Fair value of awards vested during the year	70	[1]	0	[1]	0	[1]
Unrecognized compensation cost on nonvested awards at end of period	0	[1]
Assumptions [Abstract]
Entity's closing stock price at end of period	90.33	[1],[2]
Number of days used to calculate the Company's average closing share price as of a predesignated date (in days)	20
Actual performance vesting percentage, based on return on invested capital (in hundredths)	150.00%
Payout under the restricted share unit compensation plan	70
Restricted Stock Units (RSUs) [Member] | Granted Year 2009 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	0	[1]	35	[1]	34	[1]
Liability outstanding	18	[1]	82	[1]
Fair value of awards vested during the year			82	[1]	0	[1]
Restricted Stock Units (RSUs) [Member] | Granted Year 2008 [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period			0	[1]	26	[1]
Fair value of awards vested during the year					37	[1]
V I D P [Member]
Share Based Compensation Arrangement By Share Based Payment Award Expense Cost Liability Fair Value By Equity Other Than Options Grants In Period [Line Items]
Stock based compensation expense (recovery) recognized over requisite service period	19	[6]	21	[6]	18	[6]
Liability outstanding	134	[6]	119	[6]
Fair value per unit	90.33	[6]
Fair value of awards vested during the year	1	[6]	1	[6]	1	[6]
Unrecognized compensation cost on nonvested awards at end of period	1	[6]
Assumptions [Abstract]
Entity's closing stock price at end of period	90.33	[2],[6]
Percentage of grants remaining in which the remaining recognition period has not been quantified	25.00%
Valuation method used in calculating compensation cost	intrinsic value

[1]	Compensation cost is based on the fair value of the awards at period-end using the lattice-based valuation model that uses the assumptions as presented herein.
[2]	Assumptions used to determine fair value are at December 31, 2012.
[3]	Based on the historical volatility of the Company's stock over a period commensurate with the expected term of the award.
[4]	Based on the implied yield available on zero-coupon government issues with an equivalent term commensurate with the expected term of the awards.
[5]	Based on the annualized dividend rate.
[6]	Compensation cost is based on intrinsic value.